Goodwill And Other Intangible Assets	12 Months Ended
Dec. 28, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS
The changes in the carrying amount of goodwill for each of the Company’s reportable segments (see Note 15) for the fiscal years ended December 28, 2013 and December 29, 2012 were as follows (in millions):

	IESD	CATD	Total
Balance at December 31, 2011	$1,235	$1,718	$2,953
Foreign currency translation and other	(6)	14	8
Balance at December 29, 2012	1,229	1,732	2,961
Endosense S.A.	—	258	258
Nanostim, Inc.	149	—	149
Spinal Modulation, Inc.	82	—	82
CardioMEMS, Inc.	83	—	83
Foreign currency translation and other	(17)	8	(9)
Balance at December 28, 2013	$1,526	$1,998	$3,524

The following table provides the gross carrying amount of other intangible assets and related accumulated amortization (in millions):

	December 28, 2013		December 29, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Definite-lived intangible assets:
Purchased technology and patents	$986	$393	$947	$336
Customer lists and relationships	20	13	57	36
Trademarks and tradenames	22	11	22	10
Licenses, distribution agreements and other	4	1	6	4
	$1,032	$418	$1,032	$386
Indefinite-lived intangible assets:
Acquired IPR&D	$262		$109
Trademarks and tradenames	35		49
	$297		$158

During 2013, the Company recognized impairment charges of $29 million associated with its indefinite-lived tradename and IPR&D assets in the Company's CATD segment. Additionally, the Company recognized a $13 million impairment charge primarily associated with customer relationship intangible assets. See Note 9 for further details discussing these charges. The gross carrying amounts and related accumulated amortization amounts for these impairment charges were written off accordingly.

Amortization expense was $79 million, $88 million and $93 million during fiscal years 2013, 2012 and 2011, respectively. The following table presents expected future amortization expense including amortization expense of expected indefinite-lived IPR&D amortization based on anticipated regulatory product approvals. Actual amounts of amortization expense may differ due to actual timing of regulatory approvals, additional intangible assets acquired and foreign currency translation impacts (in millions):

						After
	2014	2015	2016	2017	2018	2018
Amortization expense	$90	$95	$101	$93	$87	$410